Accounts Receivable, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounts Receivable, Net
Summary of accounts receivable, net

	September 30,	December 31,
	2022	2021
	(unaudited)
Accounts receivable	$1,457	$1,236
Less: Allowance for doubtful accounts	(35)	(35)
Accounts receivable, net	$1,422	$1,201

	December 31,	December 31,
	2021	2020
Accounts receivable	$1,236	$1,187
Less: Allowance for doubtful accounts	(35)	(30)
Accounts receivable, net	$1,201	$1,157